THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2000.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  3/31/99

Check here if Amendment [ ]; Amendment Number: 5
     This Amendment (check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       April 19, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $278,674 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                   CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AIRTOUCH COMMUNICATIONS INC.      COM              00949T100     47,955    496,300  SH          SOLE           496,300   0     0
AMERICAN BANKERS INSUR GROUP      COM              024456105     13,057    251,100  SH          SOLE           251,100   0     0
AMERICAN STORES CO                COM              030096101     11,263    341,300  SH          SOLE           341,300   0     0
AMERIN CORP                       COM              03070X106      6,093    297,200  SH          SOLE           297,200   0     0
ASCEND COMMUNICATIONS INC         COM              043491109      4,186     50,000  SH          SOLE            50,000   0     0
AT HOME CORP-SERIES A             COM              045919107      3,479     22,100  SH          SOLE            22,100   0     0
AVONDALE INDUSTRIES INC.          COM              054350103      7,803    262,300  PRN         SOLE           262,300   0     0
BANKERS TRUST CORP                COM              066365107      3,530     40,000  SH          SOLE            40,000   0     0
CHANCELLOR MEDIA                  COM              158915108     12,244    260,000  SH          SOLE           260,000   0     0
CHEMFIRST INC                     COM              16361A106     19,712    838,800  SH          SOLE           838,800   0     0
CILCORP INC.                      COM              171794100     10,403    173,200  SH          SOLE           173,200   0     0
CITIZENS UTLITIES CO DEL          COM              177342201      5,090    656,750  SH          SOLE           656,750   0     0
COLEMAN INC NEW                   COM              193559101        822     99,637  SH          SOLE            99,637   0     0
ENRON OIL & GAS                   COM              293562104      7,980    480,000  SH          SOLE           480,000   0     0
EXCITE INC.                       COM              300904109     28,631    204,600  SH          SOLE           204,600   0     0
FLEET FINANCIAL GROUP             COM              338915101      6,686    177,700  SH          SOLE           177,700   0     0
GEOCITIES                         COM              37247V106     18,741    171,100  SH          SOLE           171,100   0     0
J RAY MCDERMOTT SA                COM              P64658100        299     10,000  SH          SOLE            10,000   0     0
LEARNING COMPANY INC.             COM              522008101     12,340    425,500  SH          SOLE           425,500   0     0
LEVEL ONE COMMUNICATIONS INC      COM              527295109     10,740    220,000  SH          SOLE           220,000   0     0
MIDWAY GAMES INC                  COM              598148104      4,878    561,500  SH          SOLE           561,500   0     0
MILLICOM INTL CELLULAR SA         COM              L6388F102     10,228    392,900  SH          SOLE           392,900   0     0
MORTON INTERNATIONAL INC.         COM              619335102      7,350    200,000  SH          SOLE           200,000   0     0
NEWPORT NEWS SHIPBUILDING         COM              652228107      7,900    249,300  SH          SOLE           249,300   0     0
PLATINUM TECHNOLOGY INTL INC.     COM              72764T101      6,352    250,000  SH          SOLE           250,000   0     0
PLATINUM TECHNOLOGY INTL INC.     COM              72764T951      2,550    100,000  SH   PUT    SOLE           100,000   0     0
ST. JOHN KNITS INC.               COM              790289102      5,275    200,000  SH          SOLE           200,000   0     0
SUNBEAM CORP.                     COM              867071102      1,347    242,200  SH          SOLE           242,200   0     0
UNITED STS SATELLITE              COM              912534104      1,740    101,800  SH          SOLE           101,800   0     0
